Business Combinations Under Common Control - Reorganization Conditional Information (Detail) - CLP ($)					12 Months Ended
	Apr. 02, 2018	Apr. 01, 2018	Dec. 20, 2017	May 11, 1999	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Issued capital			$ 1,891,727,278,668		$ 3,882,103,470,000	$ 3,882,103,470,000
New common shares issued			23,069,844,862
Enel Generación Chile S.A. [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary				60.00%
Charge to other miscellaneous reserves					$ 407,354,462,000
Enel Generación Chile S.A. [Member] | Enel S.p.A. [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary	61.93%
Enel Generación Chile S.A. [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests					40.00%
Proceed to pay subscription price per share					$ 82
Ownership interest in subsidiary	93.55%	59.98%			93.55%	93.55%
Enel Generación Chile S.A. [Member] | Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Cash used to subscribe share					$ 236
Tender offer payable in cash (per share)					590
Common stock subscription price					82
Enel Generación Chile S.A. [Member] | American Depositary Shares [Member]
Disclosure of detailed information about business combination [line items]
Cash used to subscribe share					7,080
Tender offer payable in cash (per share)					17,700
Common stock subscription price					$ 4,100